Regulatory Capital (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Banking And Thrift [Abstract]
Summary of Bank's Capital Ratios and Ratios Required by Federal Regulators

The following table summarizes the Bank’s capital ratios to be considered adequately or well capitalized under standard regulatory guidelines:

			Minimum Required
	Actual		To be Adequately Capitalized		To be Well Capitalized
	Capital	Ratio	Capital	Ratio	Capital	Ratio
	(Dollars in thousands)
June 30, 2014
Tier 1 leverage (1)	$206,272	9.75%	$84,658	4.00%	$105,823	5.00%
Tier 1 risk-based capital (2)	206,272	16.12	51,194	4.00	76,792	6.00
Total risk-based capital (3)	222,747	17.40	102,389	8.00	127,986	10.00
December 31, 2013
Tier 1 leverage (1)	$201,995	9.60%	$84,170	4.00%	$105,212	5.00%
Tier 1 risk-based capital (2)	201,995	15.77	51,226	4.00	76,839	6.00
Total risk-based capital (3)	218,668	17.07	102,452	8.00	128,065	10.00

(1)	Tier 1 capital divided by adjusted total assets.
(2)	Tier 1 capital divided by total risk-weighted assets.
(3)	Total risk-based capital divided by total risk-weighted assets.

The following table summarizes the Bank’s capital ratios and the ratios required by its federal regulators to be considered adequately or well capitalized under standard regulatory guidelines and as required by the C&D Orders at December 31, 2013 and March 31, 2013:

			Minimum Required
			To be Adequately		To be Well		Under Order to
	Actual		Capitalized		Capitalized		Cease and Desist
	Capital	Ratio	Capital	Ratio	Capital	Ratio	Capital	Ratio
	(Dollars in thousands)
December 31, 2013
Tier 1 leverage (1)	$201,995	9.60%	$84,170	4.00%	$105,212	5.00%	$168,340	8.00%
Tier 1 risk-based capital (2)	201,995	15.77	51,226	4.00	76,839	6.00	N/A	N/A
Total risk-based capital (3)	218,668	17.07	102,452	8.00	128,065	10.00	153,678	12.00
March 31, 2013
Tier 1 leverage (1)	$107,272	4.53%	$94,775	4.00%	$118,469	5.00%	$189,551	8.00%
Tier 1 risk-based capital (2)	107,272	7.71	55,655	4.00	83,483	6.00	N/A	N/A
Total risk-based capital (3)	125,459	9.02	111,311	8.00	139,139	10.00	166,966	12.00

(1)	Tier 1 capital divided by adjusted total assets.
(2)	Tier 1 capital divided by total risk-weighted assets.
(3)	Total risk-based capital divided by total risk-weighted assets.

Reconciliation of Bank's Stockholders' Equity to Federal Regulatory Capital

The following table presents the components of the Bank’s regulatory capital:

	June 30, 2014	December 31, 2013
	(In thousands)
Stockholders’ equity of the Bank	$205,922	$196,469
Less: Disallowed servicing assets	(1,500)	(1,096)
Accumulated other comprehensive loss	1,850	6,622

Tier 1 capital	206,272	201,995
Plus: Allowable allowance for loan losses	16,475	16,673

Total risk-based capital	$222,747	$218,668

The following table presents the components of the Bank’s regulatory capital at December 31, 2013 and March 31, 2013:

	December 31, 2013	March 31, 2013
	(In thousands)
Stockholders’ equity of the Bank	$196,469	$112,796
Less: Disallowed servicing assets	(1,096)	(1,945)
Accumulated other comprehensive income (loss)	6,622	(3,579)

Tier 1 capital	201,995	107,272
Plus: Allowable allowance for loan losses	16,673	18,187

Total risk-based capital	$218,668	$125,459